EATON VANCE VARIABLE TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Variable Trust (the “Registrant”) (1933 Act File No. 333-44010) certifies (a) that the form of prospectus and statement of additional information dated May 1, 2013 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 21 (“Amendment No. 21”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 21 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-13-000577)  on April 25, 2013:

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap Value Fund

EATON VANCE VARIABLE TRUST

By:  /s/ Maureen A. Gemma

        Maureen A. Gemma

        Secretary

Date: May 1, 2013

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